Significant Events After the Reporting Period - Additional Information (Detail) - TWD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Investments at fair value		$ 568
Unrealized gain on investments in equity instruments at fair value through other comprehensive income		$ 17
Disposal of China Airlines, Ltd. [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Investments at fair value	$ 2,635
Unrealized gain on investments in equity instruments at fair value through other comprehensive income	$ 94